Statements Of Changes In Trust Capital (Parenthetical)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statements Of Changes In Trust Capital [Abstract]
Brokerage fee percentage, maximum	7.00%	7.00%	7.00%